Adoption of U.S. GAAP	6 Months Ended
Jun. 30, 2022
Adoption of U.S. GAAP [Abstract]
Adoption of U.S. GAAP	Accounting Standards Updates (“ASU”)
Accounting Standards Recently Adopted
In August 2020, the Financial Accounting Standards Board ("FASB") issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entities Own Equity (Subtopic 815-40). This ASU simplifies accounting for convertible instruments by eliminating two of the three models in ASC 470-20 that require separating embedded conversion features from convertible instruments. The guidance is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021. The Company early adopted this standard effective January 1, 2021 as part of the retrospective adoption of U.S. GAAP.
In May 2021, the FASB issued ASU 2021-04, Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40), which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity applies the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company adopted this guidance as of January 1, 2022.
Accounting Standards Not Yet Adopted
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”) which is part of the FASB’s overall simplification initiative to reduce the costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. ASU 2019-12 simplifies accounting guidance for intra-period allocations, deferred tax liabilities, year-to-date losses in interim periods, franchise taxes, step-up in tax basis of goodwill, separate entity financial statements, and interim recognition of tax laws or rate changes. ASU 2019-12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the new guidance to determine the impact it will have on the Consolidated Financial Statements.
In June 2016, the FASB issued ASU No. 2016-13, Credit Losses - Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires entities to use a forward-looking approach based on current expected credit losses to estimate credit losses on certain types of financial instruments, including trade receivables. This may result in the earlier recognition of allowances for losses. ASU 2016-13 is effective for the Company beginning January 1, 2023, and early adoption is permitted. While we will continue to evaluate the potential impacts of the new guidance, the Company does not believe the potential impact of the new guidance and related codification improvements will be material to its financial position or results of operations.
In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848) (“ASU 2020-04”), subsequently clarified in January 2021 by ASU No. 2021-01, Reference Rate Reform (Topic 848) (“ASU 2021-01”). The main provisions of this update provide optional expedients and exceptions for contracts, hedging relationships, and other transactions that reference the London Inter-bank Offered Rate or another reference rate expected to be discontinued because of reference rate reform. The guidance in ASU 2020-04 and ASU 2021-01 was effective upon issuance and, once adopted, may be applied prospectively to contract modifications and hedging relationships through December 31, 2022. While we will continue to evaluate the potential impacts of the new guidance, the Company does not believe the potential impact of the new guidance will be material to its financial position or results of operations.
Adoption of U.S. GAAP
Reconciliation of the Condensed Consolidated Statement of Operations and Comprehensive Loss for the six months ended June 30, 2021:

	IFRS	Adjustments/ Reclassifications	Note	U.S. GAAP
Revenue	$1,706	$-		$1,706
Cost of sales	1,251	-		1,251
General and administrative expenses	8,680	207	a, c	8,887
Research and development	-	4,144	b	4,144
Depreciation expense	5,126	(66)	b	5,060
Other operating expenses	8,502	(4,041)	a, b	4,461
Operating loss	(21,853)	(244)		(22,097)

Finance costs, net	(5,476)	491	c, d	(4,985)
Change in fair value of financial instruments	(26,425)	59,190	d	32,765
Gain (Loss) on extinguishment of debt	3,576	(40,792)	d	(37,216)
Other income, net	250	25	c	275
Loss before income tax	(49,928)	18,670		(31,258)

Income tax	(220)	-		(220)
Net loss attributable to common stockholders	$(50,148)	$18,670		$(31,478)

Other comprehensive loss
Foreign currency translation loss, net of tax	-	-		-
Comprehensive loss	$(50,148)	$18,670		$(31,478)

Basic loss for the period attributable to common stockholders	$(3.05)	$1.14	e	$(1.91)
Basic weighted-average common shares outstanding	16,465,885	—	e	16,465,885
Diluted loss for the period attributable to common stockholders	$(3.05)	$0.99	e	$(2.06)
Diluted weighted-average common shares outstanding	16,465,885	14,715,888	e	31,181,773
Reconciliation of the Condensed Consolidated Balance Sheet as of December 31, 2021:

	IFRS	Adjustments / Reclassifications	Note	U.S. GAAP
ASSETS
Current assets
Cash and cash equivalents	$8,533	$-		$8,533
Accounts receivable	1,196	-		1,196
Prepaid expenses and other current assets	2,695	-		2,695
Total current assets	12,424	-		12,424
Property and equipment, net	33,586	(1,056)	b	32,530
Operating lease right-of-use assets	2,663	292	c	2,955
Deferred income tax assets	1,640	-		1,640
Other non-current assets	369	-		369
Total assets	$50,682	$(764)		$49,918
LIABILITIES, REDEEMABLE PREFERRED STOCK AND STOCKHOLDERS’ EQUITY (DEFICIT)
Current liabilities
Accounts payable	$6,650	$-		$6,650
Debt	246,189	(137,716)	d	108,473
Warrant liability	-	143,237	d	143,237
Operating lease liabilities	891	94	c	985
Contract liabilities	935	-		935
Accrued expenses and other liabilities	23,435	-		23,435
Total current liabilities	278,100	5,615		283,715
Operating lease liabilities	1,908	175	c	2,083
Contract liabilities	1,000	-		1,000
Other non-current liabilities	2,552	-		2,552
Total liabilities	283,560	5,790		289,350
Redeemable Series X preferred stock	-	21,306	d	21,306
Stockholders' equity (deficit)
Treasury stock	(170,949)	-		(170,949)
Additional paid-in capital	235,909	(139,438)	a, d	96,471
Accumulated other comprehensive loss	(86)	-		(86)
Accumulated deficit	(297,752)	111,578		(186,174)
Total stockholders’ equity (deficit)	(232,878)	(27,860)		(260,738)
Total liabilities, redeemable preferred stock and stockholders' equity (deficit)	$50,682	$(764)		$49,918
a.Stock-based compensation
Certain awards granted by the Company have a service inception date preceding the grant date. Under IFRS this resulted in the recognition of stock-based compensation expense prior to the grant date. Under U.S. GAAP, the stock-based compensation expense shall not be recognized until authorization at the grant date.
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
General and administrative expenses	$148
Other operating expenses	103
Increase (decrease) in adjustment to loss before income tax	$251

(Condensed Consolidated Balance Sheet)	December 31, 2021
Additional paid-in-capital	$538
Adjustment to accumulated deficit	$538
b.Research and development
Under IFRS, certain development expenditures may be capitalized. Under U.S. GAAP, all of the Company’s costs relating to research and development activities are expensed as incurred. Additionally, the Company reclassified all research and development costs from other operating expenses to research and development.
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
Research and development	$4,144
Other operating expenses	(4,144)
Depreciation expense	(66)
Increase (decrease) in adjustment to loss before income tax	$(66)

(Condensed Consolidated Balance Sheet)	December 31, 2021
Property and equipment, net	$(1,056)
Adjustment to accumulated deficit	$1,056
c.Leases
Under IFRS, all recognized leases are accounted for similarly to finance leases. Under U.S. GAAP, there is a dual classification on-balance sheet lease accounting model for lessees: finance and operating leases. Operating leases create a straight-line expense and no interest expense is recognized on the lease liability.
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statement of Operations and Comprehensive Loss)	Six months ended June 30, 2021
General and administrative expenses	$59
Finance costs, net	(30)
Other income, net	(25)
Increase (decrease) in adjustment to loss before income tax	$4

(Condensed Consolidated Balance Sheet)	December 31, 2021
Operating lease right-of-use assets	$292
Operating lease liabilities	94
Non-current operating lease liabilities	175
Adjustment to accumulated deficit	$(23)
d.Financial instruments
Under IFRS, the redeemable Series X preferred shares and convertible notes contained conversion features that resulted in a bifurcated derivative component with changes in fair value recognized as gain or (loss). Under U.S. GAAP, the conversion features did not result in a material bifurcated embedded derivative, resulting in the elimination of the change in fair value of financial instruments, reduction in interest expense and preferred dividends expense, and increase in the gain (loss) on extinguishment of debt.
Under IFRS, it was determined that the redeemable Series X preferred shares should be classified as a liability since there is a contractual obligation to deliver cash or another financial asset and certain conversion events being beyond the Company’s control. Under U.S. GAAP, it was determined that the redeemable Series X preferred shares should be classified as mezzanine equity since the shares are redeemable based on events outside of the Company’s control.
Under IFRS, it was determined that the Columbia Warrant should be classified as equity since settlement would only occur by exchanging a fixed amount of cash for a fixed number of the Company’s own equity instruments. Changes in fair value are not recognized. Under U.S. GAAP, it was determined that the Columbia Warrant should be classified as a liability since the number and type of shares received could be different pre- and post- Merger Transaction. The Columbia Warrant is recorded at fair value with changes recognized in the Condensed Consolidated Statement of Operations and Comprehensive Loss.
Additionally, the resulting gain (loss) on extinguishment of the amended convertible notes differed under IFRS versus U.S. GAAP.
The impact of this change before considering the tax effect is as follows:

(Condensed Consolidated Statements of Operations and Comprehensive Loss)	Six months ended June 30, 2021
Less: Finance costs, net	$(461)
Less: Change in fair value of financial instruments	(59,190)
Less: Gain (Loss) on extinguishment of debt	40,792
Increase (decrease) in adjustment to loss before income tax	$(18,859)

(Condensed Consolidated Balance Sheet)	December 31, 2021
Debt	$(137,716)
Redeemable Series X preferred stock	21,306
Additional paid-in-capital	21,456
Warrant liability	143,237
Additional paid-in capital	(161,432)
Adjustment to accumulated deficit	$(113,149)
e.Net loss per share

The change in net loss in the adoption of U.S. GAAP as described in items a-d above impacted net loss per share as follows:

Six months ended June 30, 2021
Net loss attributable to common stockholders - basic	$(31,478)
Weighted average number of shares - basic	16,465,885
Net loss per share attributable to common stockholders - basic	$(1.91)

Dilutive numerator	$(64,243)
Dilutive potential common shares	31,181,773
Diluted loss for the period attributable to common stockholders	$(2.06)